Condensed Statutory Basis Statements of Cash Flows, Unaudited - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash from operating activities
Premiums and other considerations	$ 11,284	$ (5,220)	$ (7,537)	$ 7,522	$ (8,605)
Net investment income received	250	491	1,191	1,568	790
Reinsurance commissions	34,632	25,616	103,297	85,813	71,157
Other income	1,098	7,006	25,668	36,446	52,391
Policy and contract benefits and dividends paid	(184)	461	187	(44)	(363)
Operating expenses paid	(32,458)	(22,833)	(94,087)	(83,030)	(64,178)
Federal income taxes paid			(141)	(568)	(497)
Net transfers (to) separate accounts	(9,847)	(10,332)	(34,175)	(42,734)	(42,947)
Net cash provided by (used in) operating activities	4,775	(4,811)	(5,597)	4,973	7,748
Cash from investing activities
Proceeds from investments sold, matured or repaid Bonds and notes	1,280	2,221	11,864	428	1,268
Total investment proceeds	1,280	2,221	11,864	428	1,268
Cost of investments acquired
Miscellaneous applications	7	7
Bonds and notes			7,951	4,994
Total investments acquired	7	7	7,951	4,994
Net cash provided by investing activities	1,273	2,214	3,913	(4,566)	1,268
Cash from financing and miscellaneous activities
Net (withdrawals) on deposit-type contracts	(38)	(4)	(26)	(12)	(7)
Other cash provided by (used in)	12,493	(1,984)	(917)	3,730	(2,536)
Net cash provided by (used in) financing and miscellaneous activities	12,455	(1,988)	(943)	3,718	(2,543)
Net change in cash and cash equivalents	18,503	(4,585)	(2,627)	4,125	6,473
Cash and cash equivalents at the beginning of the period	26,410	29,037	29,037	24,912	18,439
Cash and cash equivalents at the end of the period	$ 44,913	$ 24,452	26,410	29,037	24,912
Supplemental disclosure of non-cash transactions
Capital contribution of securities from parent					$ 20,653